Share capital and reserves (Disclosure of number of warrants outstanding, exercise price and expiry date) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	4,757,926	5,371,896	2,059,470	1,624,293
Exercise price	$ 1.31	$ 1.49	$ 1.62	$ 1.18
Warrants 1 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	11,000
Expiry Date	April 24, 2024
Exercise price	$ 0.55
Warrants 2 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	520,000
Expiry Date	April 24, 2024
Exercise price	$ 0.55
Warrants 3 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	1,909,000
Expiry Date	March 28, 2025
Exercise price	$ 1.35
Warrants 4 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	577,000
Expiry Date	November 29, 2025
Exercise price	$ 1.5
Warrants 5 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	925,926
Expiry Date	December 13, 2025
Exercise price	$ 1.46
Warrants 6 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	355,000
Expiry Date	May 3, 2028
Exercise price	$ 1.5
Warrants 7 [Member]
Disclosure Of Number And Weighted Average Remaining Contractual Life Of Outstanding Warrants [Line Items]
Outstanding warrants	460,000
Expiry Date	June 30, 2026
Exercise price	$ 1.3